RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Summary of loans and leases receivable [Roll Forward]
Balance at beginning of year	$ 14,205	$ 2,621
New loans and advances	713	13,572
Repayments	(1,841)	(1,988)
Balance at end of year	13,077	14,205
Directors and executive officers deposit	$ 2,000	$ 1,500
Minimum [Member]
Related Party Transaction [Abstract]
Related party entity ownership percentage	10.00%